Related Party Transactions	12 Months Ended
Feb. 29, 2024
Related Party Transactions [Abstract]
Related Party Transactions

14. RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Four Seasons Online Education (Cayman) Inc.("FSOL")	Equity method investee of the Group
Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")	Equity method investee of the Group
Four Seasons Online Education (HK) Inc.("FSOL (HK)")	Equity method investee of the Group
Shanghai Fuxi Network Co., Ltd.("Fuxi Network")	Equity method investee of the Group
Shanghai Jiaxin Travel Agency ("Jiaxin Travel")	Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Jing’an Dangdai Art Training School ("Dangdai")	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")	Non-controlling interest shareholder of VIE's subsidiary
Ju Yiming, Yang Huining, Ma Lichao, Yang Hongguan, Tao Jingyu	Non-controlling interest shareholders of VIE's subsidiaries
Shanghai Four Season Online School ("SHFSOS")	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
East China Normal University Electronic and Audio-visual Publishing House ("ESNU E&A Publishing")	Wholly-owned subsidiary of the non-controlling shareholder of the Group
Shanghai Jiading Four Seasons Bole Training School ("Bole")	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
East China Normal University Publishing House ("ESNU Publishing")	Non-controlling interest shareholders of VIE's subsidiaries

The Group entered into the following transactions with its related parties:

	For the Years Ended
	February 28	February 28	February 29
	2022	2023	2024
	RMB	RMB	RMB	USD
Services provided to related parties
Jiaxin Travel (1)	—	—	1,153	160
SHFSOS (2)	—	7,381	884	123
Dangdai (3)	—	124	246	34
ESNU Publishing (4)	—	155	56	8
Bole (5)	—	—	30	4
Fuxi Network	949	—	—	—
Total	949	7,660	2,369	329
Purchases of services provided by related parties
SHFSOS (2)	—	127	253	35
ESNU E&A Publishing (4)	—	532	146	20
Total	—	659	399	55
Short-term lease from related parties
Lease expense to Bole (5)	—	—	1,085	151
Lease expense to Huangshan Culture (6)	108	91	—	—
Dangdai (3)	—	—	3,025	420
Total	108	91	4,110	571
Loan to related parties
Dangdai (7)	—	122	3,785	526
Bole (7)	—	—	300	42
Non-controlling interest shareholders of subsidiaries (7)	—	—	583	81
Others (7)	—	—	95	13
Total	—	122	4,763	662

Gain from disposal of deferred revenue and Dangdai to Jiaxin Travel (8)	4,048	—	—	—
Total	4,048	—	—	—

(1) The Group provided tourism service to Jiaxin Travel.

(2) The Group provided course design and development services, digital learning system, student management platform and promotional assistance service to SHFSOS, and charged service fee accordingly. The Group also purchased IT support service from SHFSOS.

(3) The Group sold textbooks for the course 'Math point to point' to Shanghai Jing'an Dangdai Art Training School ('Dangdai') and recognizes related revenue. The Group also rent operation space from Dangdai, and purchased school reception, management, and cleaning service from Dangdai.

(4) The Group charged service fee from ESNU Publishing for the copyright use of the Group's self-developed book series. The Group also purchased printing service for the self-developed book series from ESNU E&A Publishing.

(5) The Group provided labor outsourcing service to Bole and recognizes related revenue. The Group also rent operation space from Bole, which was within one year and recorded as short-term lease expense.

(6) The Group rent operation space from Huangshan Culture, which was within one year and recorded as short-term lease expense.

(7) The Group makes loans to related parties to support their daily operations. The loans are interest-free, unsecured, and due on demand.

(8) Due to the change in regulations, the Group ceased offering K-9 Academic AST services at the end of 2021. The Group disposed the deferred revenue related to K-9 Academic AST services that it received in advance from the students for the unconsummated lessons to Jiaxin Travel’s sponsored not-for profit entities with a consideration at RMB7,500. After disposal, all the rights and obligations related to the contracts of unconsummated lessons were transferred to Jiaxin Travel. The Group recognized gain of RMB 835 from the transaction for the year ended February 28, 2022.

In December 2021, the Group disposed its entire equity interest in Shanghai Jing’an Dangdai Art Training School (“Dangdai”) to Jiaxin Travel. No other form of consideration was received. The disposal was effected by the change of sponsor of Dangdai on December 31, 2021. Dangdai was in a net liability position at the time of disposal, and Jiaxin assumed all its liabilities, which led to the group recognizing a gain on disposal of RMB3,213 for the year ended February 28, 2022. The disposal was not a strategic shift of the business and would not have a major impact on the Group’s business, therefore the disposal did not qualify as discontinued operations.

The following tables present amounts due from and to related parties as of February 28, 2023 and February 29, 2024:

	As of
	February 28,	February 29,
	2023	2024
	RMB	RMB	USD
Amount due from related parties
SHFSOS (1)	6,471	4,240	589
Dangdai (2)	2,209	1,682	234
ESNU E&A Publishing (3)	1,859	1,759	244
Non-controlling interest shareholders of VIE's subsidiaries (4)	588	583	81
Total	11,127	8,264	1,148
Amounts due to related parties
FSOL (5)	—	1,276	177
Bole (6)	—	1,085	151
ESNU Publishing (7)	541	496	69
Non-controlling interest shareholders of VIE's subsidiaries (8)	283	503	70
Others	43	24	3
Total	867	3,384	470

(1) The amount represents the receivable from course design and development services, digital learning system, student management platform and promotional assistance service provided to SHFSOS.

(2) The amount mainly represents the loan lent to Dangdai and non-controlling interest shareholders.

(3) The amount represents the prepayments for book printing service provided by ESNU E&A Publishing.

(4) The amount represents the loans to non-controlling shareholders, which were interest-free, unsecured, and due on demand.

(5) The amount represents the Group’s deposit in bank on behalf of the FSOL (CAYMAN).

(6) The amount represents the Group's payable to Bole for rental services.

(7) The amount represents the advance from ESNU Publishing for copyright use.

(8) The amount represents the loans from non-controlling interest shareholders, which were non-interest bearing, unsecured, and due on demand.